Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information
Entity Registrant Name	CVR Refining, LLC
Entity Central Index Key	0001577015
Document Type	S-4
Pre-Effective Amendment Number	2
Document Period End Date	Jun. 30, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer